UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2012

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        EnTrust Capital Inc.
Address:     126 East 56th Street
             22nd Floor
             New York, NY 10022

Form 13F File Number: 28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Fife
Title:   Managing Partner/Portfolio Manager
Phone:   (212) 446-2570

Signature, Place, and Date of Signing:

/s/ Mark Fife                   New York, NY               November 5, 2012
--------------                  -------------              -----------------
[Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 2*

Form 13F Information Table Entry Total:            100

Form 13F Information Table Value Total:        $245,108
                                              (thousands)




List of Other Included Managers:

EnTrust Partners LLC
Form 13F File Number 28-04371

EnTrust Partners Offshore L.P.
Form 13F File Number 28-05427


* The institutional investment manager filing this report is affiliated with and under common ownership and control with both of the firms identified above as "Other Included Managers." EnTrust Capital Inc. is identified as Manager 1, EnTrust Partners LLC is identified as Manager 2 and EnTrust Partners Offshore L.P. is identified as Manager 3 in column 9 in the attached information table.


                                   TITLE OF          MARKET VALUE  SHARES/ SH/  PUT/  INVESTMENT
NAME OF ISSUER                     CLASS     CUSIP      (X1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER      SOLE    SHARED   NONE

ABERCROMBIE & FITCH CO
  CL A COM STK                      COM      002896207      349    10,301 SH             SOLE        3        10,301
ABERCROMBIE & FITCH CO
  CL A COM STK                      COM      002896207    1,688    49,761 SH             SOLE        2        49,761
AMERICAN INTERNATIONAL GROUP I
  COM STK                           COM      026874784      371    11,300 SH             SOLE        3        11,300
AMERICAN INTERNATIONAL GROUP I
  COM STK                           COM      026874784    1,783    54,400 SH             SOLE        2        54,400
Amgen Inc                           COM      031162100    1,438    17,061 SH             SHARED      3                    17,061
Annaly Cap Mgmt Inc                 COM      035710409      337    20,000 SH             SHARED      3                    20,000
Apple Inc                           COM      037833100    3,472     5,205 SH             SHARED      3                     5,205
BANK OF AMERICA CORP COM STK        COM      060505104      719    81,400 SH             SOLE        3        81,400
BANK OF AMERICA CORP COM STK        COM      060505104    3,474   393,400 SH             SOLE        2       393,400
Bank of America Corporation         COM      060505104    1,994   225,855 SH             SHARED      3                   225,855
Bank of New York Mellon Corp        COM      064058100      814    36,000 SH             SHARED      3                    36,000
Berkshire Hathaway Inc Cl A         COM      084670108    3,981        30 SH             SHARED      3                        30
CareFusion Corp                     COM      14170t101    3,088   108,773 SH             SHARED      3                   108,773
CAREFUSION CP                       COM      14170T101    1,281    45,136 SH             SOLE        3        45,136
CAREFUSION CP                       COM      14170T101    6,200   218,369 SH             SOLE        2       218,369
Citigroup Inc                       COM      172967424    2,965    90,606 SH             SHARED      3                    90,606
CITIGROUP INC COM STK               COM      172967424    1,205    36,822 SH             SOLE        3        36,822
CITIGROUP INC COM STK               COM      172967424    5,835   178,343 SH             SOLE        2       178,343
Coca-Cola Co                        COM      191216100      303     8,000 SH             SHARED      3                     8,000
COTT CORP CAD COM                   COM      22163N106      912   115,500 SH             SOLE        3       115,500
COTT CORP CAD COM                   COM      22163N106    4,413   558,552 SH             SOLE        2       558,552
Cott Corp Que                       COM      22163n106    1,916   242,544 SH             SHARED      3                   242,544
COVANTA HOLDING CORPDELAWARE
  COM STK                           COM      22282E102      453    26,400 SH             SOLE        3        26,400
COVANTA HOLDING CORPDELAWARE
  COM STK                           COM      22282E102    2,199   128,136 SH             SOLE        2       128,136
Covidien PLC                        COM      g2554f113    2,972    50,016 SH             SHARED      3                    50,016
COVIDIEN PLC                        COM      G2554F113    1,482    24,945 SH             SOLE        3        24,945
COVIDIEN PLC                        COM      G2554F113    7,171   120,683 SH             SOLE        2       120,683
Crexus Inv Corp                     COM      226553105      216    20,000 SH             SHARED      3                    20,000
Crown Holdings Inc                  COM      228368106    4,569   124,317 SH             SHARED      3                   124,317
CROWN HOLDINGS INC COM STK          COM      228368106    2,137    58,151 SH             SOLE        3        58,151
CROWN HOLDINGS INC COM STK          COM      228368106   10,401   283,016 SH             SOLE        2       283,016
Darling Intl Inc                    COM      237266101    1,304    71,287 SH             SHARED      3                    71,287
DARLING INTL INC COM STK            COM      237266101      636    34,800 SH             SOLE        3        34,800
DARLING INTL INC COM STK            COM      237266101    3,064   167,500 SH             SOLE        2       167,500
DirecTV                             COM      25490a309    3,585    68,371 SH             SHARED      3                    68,371
DIRECTV COM STK                     COM      25490A309    1,280    24,400 SH             SOLE        3        24,400
DIRECTV COM STK                     COM      25490A309    6,235   118,900 SH             SOLE        2       118,900
Gamestop Corp Cl A                  COM      36467w109    1,411    67,212 SH             SHARED      3                    67,212
GAMESTOP CORP NEW CL A COM STK      COM      36467W109      804    38,300 SH             SOLE        3        38,300
GAMESTOP CORP NEW CL A COM STK      COM      36467W109    3,887   185,100 SH             SOLE        2       185,100
Goldman Sachs Group Inc             COM      38141g104      308     2,705 SH             SHARED      3                     2,705
Google Inc Cl A                     COM      38259p508    3,779     5,009 SH             SHARED      3                     5,009
GOOGLE INC CL A COM STK             COM      38259P508    1,704     2,259 SH             SOLE        3         2,259
GOOGLE INC CL A COM STK             COM      38259P508    8,278    10,971 SH             SOLE        2        10,971
Guess Inc                           COM      401617105    1,046    41,151 SH             SHARED      3                    41,151
GUESS INC COM STK                   COM      401617105      425    16,700 SH             SOLE        3        16,700
GUESS INC COM STK                   COM      401617105    2,045    80,476 SH             SOLE        2        80,476
Hasbro Inc                          COM      418056107      429    11,250 SH             SHARED      3                    11,250
Hewlett Packard Co                  COM      428236103    2,294   134,489 SH             SHARED      3                   134,489
HEWLETT-PACKARD CO COM STK          COM      428236103    1,015    59,500 SH             SOLE        3        59,500
HEWLETT-PACKARD CO COM STK          COM      428236103    4,903   287,400 SH             SOLE        2       287,400
Integrated Device Technology        COM      458118106    1,057   180,107 SH             SHARED      3                   180,107
INTEGRATED DEVICE TECHNOLOGY INC    COM      458118106      427    72,800 SH             SOLE        3        72,800
INTEGRATED DEVICE TECHNOLOGY INC    COM      458118106    2,068   352,300 SH             SOLE        2       352,300
JDA SOFTWARE GROUP INC COM STK      COM      46612K108      372    11,700 SH             SOLE        3        11,700
JDA SOFTWARE GROUP INC COM STK      COM      46612K108    1,809    56,900 SH             SOLE        2        56,900
JPMorgan Chase & Co                 COM      46625h100    2,867    70,823 SH             SHARED      3                    70,823
JPMORGAN CHASE & CO COM             COM      46625H100    1,215    30,022 SH             SOLE        3        30,022
JPMORGAN CHASE & CO COM             COM      46625H100    5,860   144,758 SH             SOLE        2       144,758
Kohls Corp                          COM      500255104    1,886    36,828 SH             SHARED      3                    36,828
KOHLS CORP COM STK                  COM      500255104      915    17,873 SH             SOLE        3        17,873
KOHLS CORP COM STK                  COM      500255104    4,420    86,296 SH             SOLE        2        86,296
MFA Financial Inc                   COM      55272x102    1,977   232,618 SH             SHARED      3                   232,618
MFA FINANCIAL INC COM STK           COM      55272X102      683    80,300 SH             SOLE        3        80,300
MFA FINANCIAL INC COM STK           COM      55272X102    3,305   388,778 SH             SOLE        2       388,778
Microsoft Corp                      COM      594918104    3,024   101,622 SH             SHARED      3                   101,622
MICROSOFT CORP COM STK              COM      594918104    1,372    46,100 SH             SOLE        3        46,100
MICROSOFT CORP COM STK              COM      594918104    6,645   223,300 SH             SOLE        2       223,300
MOLSON COORS BREWING                COM      60871R209    1,518    33,700 SH             SOLE        3        33,700
MOLSON COORS BREWING                COM      60871R209    7,345   163,046 SH             SOLE        2       163,046
Molson Coors Brewing Co Cl B        COM      60871r209    3,336    74,048 SH             SHARED      3                    74,048
NIELSEN HOLDINGS BV                 COM      N63218106      375    12,500 SH             SOLE        3        12,500
NIELSEN HOLDINGS BV                 COM      N63218106    1,820    60,700 SH             SOLE        2        60,700
Oracle Corp                         COM      68389x105    1,478    46,992 SH             SHARED      3                    46,992
ORACLE CORP COM STK                 COM      68389X105      612    19,441 SH             SOLE        3        19,441
ORACLE CORP COM STK                 COM      68389X105    2,951    93,792 SH             SOLE        2        93,792
PEP BOYS-MANNY MOE & JACK COM STK   COM      713278109      282    27,700 SH             SOLE        3        27,700
PEP BOYS-MANNY MOE & JACK COM STK   COM      713278109    1,493   146,711 SH             SOLE        2       146,711
Philip Morris Intl Inc              COM      718172109      216     2,400 SH             SHARED      3                     2,400
QUESTCOR PHARMACEUTICALS INC
  COM STK                           COM      74835Y101       62     3,331 SH             SOLE        3         3,331
QUESTCOR PHARMACEUTICALS INC
  COM STK                           COM      74835Y101      299    16,153 SH             SOLE        2        16,153
Sanofi Sp ADR                       COM      80105n105    3,562    82,725 SH             SHARED      3                    82,725
SANOFI-AVENTIS ADR                  COM      80105N105    1,371    31,842 SH             SOLE        3        31,842
SANOFI-AVENTIS ADR                  COM      80105N105    6,623   153,815 SH             SOLE        2       153,815
Seagate Technology PLC              COM      g7945m107      680    21,948 SH             SHARED      3                    21,948
Service Corp Intl                   COM      817565104    4,593   341,258 SH             SHARED      3                   341,258
SERVICE CORP INTL COM STK           COM      817565104    1,268    94,209 SH             SOLE        3        94,209
SERVICE CORP INTL COM STK           COM      817565104    6,138   456,040 SH             SOLE        2       456,040
SPDR Ser 1                          COM      78462f103    1,120     7,778 SH             SHARED      3                     7,778
Target Corp                         COM      87612e106    1,496    23,578 SH             SHARED      3                    23,578
TARGET CORP COM STK                 COM      87612E106      530     8,355 SH             SOLE        3         8,355
TARGET CORP COM STK                 COM      87612E106    2,559    40,321 SH             SOLE        2        40,321
Teleflex Inc                        COM      879369106    3,076    44,686 SH             SHARED      3                    44,686
TELEFLEX INC COM STK                COM      879369106    1,405    20,416 SH             SOLE        3        20,416
TELEFLEX INC COM STK                COM      879369106    6,829    99,201 SH             SOLE        2        99,201
WellPoint Inc                       COM      94973v107    3,272    56,401 SH             SHARED      3                    56,401
WELLPOINT INC                       COM      94973V107    1,342    23,135 SH             SOLE        3        23,135
WELLPOINT INC                       COM      94973V107    6,474   111,613 SH             SOLE        2       111,613
Wiley John & Sons Inc Cl A          COM      968223206    2,252    49,000 SH             SHARED      3                    49,000
Yahoo Inc                           COM      984332106      259    16,191 SH             SHARED      3                    16,191
                                                        245,108